Annual Total Returns- Invesco Government and Agency Portfolio (Resource) [BarChart] - Resource - Invesco Government and Agency Portfolio - Resource Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.02%	0.03%	0.02%	0.01%	0.04%	0.14%	0.63%	1.59%	1.94%